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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S.A.C. Global Investors LLP
Address: St. Martins Court, 4th Floor
         10 Paternoster Row
         London, EC4M 7HP
         United Kingdom

Form 13F File Number: 28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                      Stamford, Connecticut    August 16, 2010
-------------------------------------   ---------------------   ----------------
             [Signature]                    [City, State]            [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         20*
Form 13F Information Table Value Total:    $79,750
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-13297               S.A.C. Capital Advisors, L.P.

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
         COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- ---------------------- -------------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                             TITLE OF             VALUE   SH OR PRN  SH / PUT /   INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER          CLASS    CUSIP   (X$1000)    AMOUNT    PRN  CALL   DISCRETION   MANAGERS SOLE    SHARED   NONE
---------------------------- -------- --------- -------- ----------- ---- ----- -------------- -------- ---- ----------- ----
ANADARKO PETE CORP           Common   032511107    2,454      68,000 SH         Shared-Defined             1      68,000
CLIFFS NATURAL RESOURCES INC Common   18683K101       94       2,000 SH         Shared-Defined             1       2,000
COMMERCIAL METALS CO         Common   201723103       93       7,000 SH         Shared-Defined             1       7,000
DISCOVER FINL SVCS           Common   254709108      945      67,600 SH         Shared-Defined             1      67,600
FREEPORT-MCMORAN COPPER & GO Common   35671D857    6,264     105,937 SH         Shared-Defined             1     105,937
GERDAU AMERISTEEL CORP       Common   37373P105    2,017     185,000 SH         Shared-Defined             1     185,000
GERDAU S A                   Common   373737105    4,419     335,300 SH         Shared-Defined             1     335,300
IAMGOLD CORP                 Common   450913108    7,022     397,200 SH         Shared-Defined             1     397,200
ITAU UNIBANCO HLDG SA        Common   465562106    5,907     328,000 SH         Shared-Defined             1     328,000
IVANHOE MINES LTD            Common   46579N103    2,243     172,000 SH         Shared-Defined             1     172,000
MANPOWER INC                 Common   56418H100    2,396      55,500 SH         Shared-Defined             1      55,500
MARKET VECTORS ETF TR        Option   57060U950   10,392     200,000      Put   Shared-Defined             1     200,000
PETROLEO BRASILEIRO SA PETRO Common   71654V101      969      32,500 SH         Shared-Defined             1      32,500
RANDGOLD RES LTD             Common   752344309    6,790      71,665 SH         Shared-Defined             1      71,665
STEEL DYNAMICS INC           Common   858119100    1,451     110,000 SH         Shared-Defined             1     110,000
THOMPSON CREEK METALS CO INC Common   884768102      434      50,000 SH         Shared-Defined             1      50,000
TRANSOCEAN LTD               Common   H8817H100      837      18,063 SH         Shared-Defined             1      18,063
TRANSOCEAN LTD               Option   H8817H900    4,633     100,000      Call  Shared-Defined             1     100,000
VALE S A                     Common   91912E204    1,511      71,900 SH         Shared-Defined             1      71,900
VIMPELCOM LTD                Common   92719A106   18,879   1,166,833 SH         Shared-Defined             1   1,166,833